Transamerica US Growth

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Aerospace & Defense - 1.2%
Raytheon Technologies Corp.	195,138	$ 19,484,529

Automobiles - 1.0%
Tesla, Inc. (A)	95,146	16,481,190

Beverages - 3.1%
Constellation Brands, Inc., Class A	99,981	23,147,601
Monster Beverage Corp. (A)	275,162	28,638,861

		51,786,462

Biotechnology - 3.7%
Regeneron Pharmaceuticals, Inc. (A)	22,707	17,222,578
Seagen, Inc. (A)	97,178	13,554,387
United Therapeutics Corp. (A)	22,750	5,987,118
Vertex Pharmaceuticals, Inc. (A)	81,371	26,290,970

		63,055,053

Building Products - 2.9%
Builders FirstSource, Inc. (A)	120,218	9,581,374
Fortune Brands Innovations, Inc.	207,870	13,409,694
Johnson Controls International PLC	365,873	25,453,785

		48,444,853

Capital Markets - 1.8%
Ares Management Corp., Class A	143,611	11,918,277
Morgan Stanley	191,793	18,667,213

		30,585,490

Chemicals - 2.0%
PPG Industries, Inc.	132,768	17,304,981
Sherwin-Williams Co.	67,497	15,969,115

		33,274,096

Consumer Finance - 2.7%
American Express Co.	166,046	29,046,427
S&P Global, Inc.	43,544	16,326,387

		45,372,814

Electronic Equipment, Instruments & Components - 2.9%
Amphenol Corp., Class A	297,529	23,733,888
CDW Corp.	132,050	25,885,762

		49,619,650

Entertainment - 1.0%
Walt Disney Co. (A)	159,698	17,325,636

Equity Real Estate Investment Trusts - 1.9%
Prologis, Inc.	145,045	18,751,418
Rexford Industrial Realty, Inc.	214,105	13,589,244

		32,340,662

Health Care Equipment & Supplies - 2.2%
Align Technology, Inc. (A)	38,350	10,344,145
Edwards Lifesciences Corp. (A)	183,421	14,068,391
Teleflex, Inc.	54,735	13,323,594

		37,736,130

Health Care Providers & Services - 3.0%
UnitedHealth Group, Inc.	101,170	50,503,052

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 3.4%
Airbnb, Inc., Class A (A)	147,382	$ 16,375,614
Booking Holdings, Inc. (A)	5,732	13,952,261
Chipotle Mexican Grill, Inc. (A)	16,157	26,600,562

		56,928,437

Interactive Media & Services 5.2%
Alphabet, Inc., Class A (A)	810,225	80,082,639
ZoomInfo Technologies, Inc. (A)	267,599	7,554,320

		87,636,959

Internet & Direct Marketing Retail - 5.8%
Amazon.com, Inc. (A)	954,549	98,442,638

IT Services - 6.7%
Block, Inc. (A)	138,021	11,279,076
FleetCor Technologies, Inc. (A)	97,548	20,368,998
Global Payments, Inc.	126,861	14,299,772
GoDaddy, Inc., Class A (A)	110,887	9,107,149
Mastercard, Inc., Class A	156,436	57,975,182

		113,030,177

Life Sciences Tools & Services - 1.6%
Thermo Fisher Scientific, Inc.	47,261	26,954,366

Machinery - 3.9%
Deere & Co.	78,768	33,306,261
Ingersoll Rand, Inc.	213,200	11,939,200
Nordson Corp.	87,139	21,200,919

		66,446,380

Oil, Gas & Consumable Fuels - 1.2%
Pioneer Natural Resources Co.	85,454	19,684,329

Personal Products - 1.9%
Estee Lauder Cos., Inc., Class A	113,901	31,559,689

Pharmaceuticals - 2.2%
Eli Lilly & Co.	108,296	37,270,069

Semiconductors & Semiconductor Equipment - 7.5%
Advanced Micro Devices, Inc. (A)	266,695	20,042,129
KLA Corp.	46,406	18,213,427
Marvell Technology, Inc.	183,983	7,938,867
NVIDIA Corp.	183,208	35,793,347
Teradyne, Inc.	116,327	11,830,456
Texas Instruments, Inc.	185,329	32,842,152

		126,660,378

Software - 15.3%
Five9, Inc. (A)	62,955	4,959,595
Microsoft Corp.	590,231	146,265,144
Palo Alto Networks, Inc. (A)	146,073	23,173,021
Paycom Software, Inc. (A)	49,962	16,184,690
Salesforce, Inc. (A)	122,907	20,644,689
ServiceNow, Inc. (A)	63,749	29,014,082
Workday, Inc., Class A (A)	93,139	16,898,209

		257,139,430

Specialty Retail - 1.8%
TJX Cos., Inc.	362,800	29,698,808

Technology Hardware, Storage & Peripherals - 9.1%
Apple, Inc.	1,057,015	152,516,694

Transamerica Funds	Page 1

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 3.6%
Lululemon Athletica, Inc. (A)	76,836	$ 23,579,432
NIKE, Inc., Class B	293,817	37,411,718

		60,991,150

Total Common Stocks (Cost $1,050,795,617)		1,660,969,121

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 1.80% (B), dated 01/31/2023, to be repurchased at $9,375,181 on 02/01/2023. Collateralized by a U.S. Government Obligation, 1.75%, due 07/31/2024, and with a value of $9,562,287.	$ 9,374,712	9,374,712

Total Repurchase Agreement (Cost $9,374,712)		9,374,712

Total Investments (Cost $1,060,170,329)		1,670,343,833
Net Other Assets (Liabilities) - 0.9%		14,641,633

Net Assets - 100.0%		$ 1,684,985,466

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,660,969,121	$—	$—	$1,660,969,121
Repurchase Agreement	—	9,374,712	—	9,374,712

Total Investments	$1,660,969,121	$9,374,712	$—	$1,670,343,833

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at January 31, 2023.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 2

Transamerica US Growth

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica US Growth (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3